GAMCO WESTWOOD MIGHTY MITESSM FUND
SUMMARY OF THE FUNDS GAMCO WESTWOOD MIGHTY MITESSM FUND (the “Mighty Mites Fund”)
Investment Objective
The Mighty Mites Fund seeks to provide long-term capital appreciation by investing primarily in micro-capitalization equity securities.
Fees and Expenses of the Mighty Mites Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Mighty Mites Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	GAMCO WESTWOOD MIGHTY MITESSM FUND Class AAA Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	GAMCO WESTWOOD MIGHTY MITESSM FUND Class AAA Shares
Management Fees	1.00%
Distribution (Rule 12b-1) Expenses	0.25%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.48%

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Mighty Mites Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Mighty Mites Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Mighty Mites Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
GAMCO WESTWOOD MIGHTY MITESSM FUND Class AAA Shares	151	468	808	1,768

Portfolio Turnover
The Mighty Mites Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Mighty Mites Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mighty Mites Fund’s performance. During the most recent fiscal year, the Mighty Mites Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Principal Investment Strategies

The Mighty Mites Fund primarily invests in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $500 million or less at the time of the Mighty Mites Fund’s initial investment.

The Mighty Mites Fund focuses on micro-cap companies which appear to be underpriced relative to their “private market value.” Private market value is the value which Teton Advisors, Inc. (the “Adviser”) believes informed investors would be willing to pay to acquire a company. The Adviser has disciplines in place that serve as sell signals such as a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Fund.

Micro-cap companies may also be new or unseasoned companies which are in their very early stages of development. Micro-cap companies can also be engaged in new and emerging industries.

Micro-cap companies are generally not well-known to investors and have less of an investor following than larger companies. The Adviser will attempt to capitalize on the lack of analyst attention to micro-cap stocks and the inefficiency of the micro-cap market.

The Mighty Mites Fund may also invest up to 25% of its total assets in foreign equity securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”). The Mighty Mites Fund may also invest in foreign debt securities.

Principal Risks

You May Want to Invest in the Fund if:

  you are a long-term investor
  you seek long-term growth of capital
  you seek an exposure to the micro-cap market segment despite the potential volatility of micro-capitalization stocks

The Mighty Mites Fund’s share price will fluctuate with changes in the market value of the Mighty Mites Fund’s portfolio securities. Your investment in the Mighty Mites Fund is not guaranteed and you could lose some or all of the amount you invested in the Mighty Mites Fund.

Investing in the Mighty Mites Fund involves the following risks:

  Fund and Management Risk. If the Mighty Mites Fund’s Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Mighty Mites Fund invests falls out of favor with investors, the Mighty Mites Fund could underperform the stock market or its peers. The Mighty Mites Fund could also fail to meet its investment objective. When you sell Mighty Mites Fund shares, they may be worth less than what you paid for them.
  Equity Risk. The principal risk of investing in the Mighty Mites Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Mighty Mites Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Foreign Securities Risk. Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.
Foreign securities may be denominated in foreign currencies. Therefore, the value of the Mighty Mites Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the Mighty Mites Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Mighty Mites Fund may be exposed to currency risks over an extended period of time.
  Small- and Micro-Cap Company Risk. Although small-cap and micro-cap companies may offer greater potential for capital appreciation than larger companies, investing in securities of small-cap and micro-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap and micro-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and micro-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap and micro-cap company stock prices tend to rise and fall in value more than other stocks. The risks of investing in micro-cap stocks and companies are even greater than those of investing in small-cap companies.

Performance
The bar chart and table provide an indication of the risks of investing in the Mighty Mites Fund by showing changes in the Mighty Mites Fund’s performance from year to year, and by showing how the Mighty Mites Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index and another relevant index. As with all mutual funds, the Mighty Mites Fund’s past performance (before and after taxes) does not predict how the Mighty Mites Fund will perform in the future. Updated information on the Mighty Mites Fund’s results can be obtained by visiting www.gabelli.com.
GAMCO WESTWOOD MIGHTY MITES FUND (Total returns for Class AAA Shares for the Years Ended December 31)

During the periods shown in the bar chart, the highest return for a quarter was 18.44% (quarter ended September 30, 2009) and the lowest return for a quarter was (16.14)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns GAMCO WESTWOOD MIGHTY MITESSM FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes	Past One Year	Past Five Years	Past Ten Years
Return Before Taxes Class AAA Shares, GAMCO Westwood Mighty Mitessm Fund	GAMCO Westwood Mighty Mites Fund Class AAA Shares	Return Before Taxes		(5.80%)	4.69%	9.13%
Return After Taxes on Distributions Class AAA Shares, GAMCO Westwood Mighty Mitessm Fund	GAMCO Westwood Mighty Mites Fund Class AAA Shares	Return After Taxes on Distributions		(6.11%)	4.10%	8.22%
Return After Taxes on Distributions and Sale of Fund Shares Class AAA Shares, GAMCO Westwood Mighty Mitessm Fund	GAMCO Westwood Mighty Mites Fund Class AAA Shares	Return After Taxes on Distributions and Sale of Fund Shares		(3.37%)	3.92%	7.89%
Russell 2000 Index	Indexes	Russell 2000 Index	(reflects no deduction for fees, expenses or taxes)	(4.18%)	0.15%	5.62%
Russell Microcap Index	Indexes	Russell MicrocapTM Index	(reflects no deduction for fees, expenses or taxes)	(9.27%)	(3.75%)	4.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
GAMCO WESTWOOD SMALLCAP EQUITY FUND
GAMCO WESTWOOD SMALLCAP EQUITY FUND (the “SmallCap Equity Fund”)
Investment Objective
The SmallCap Equity Fund seeks to provide long-term capital appreciation by investing primarily in smaller capitalization equity securities.
Fees and Expenses of the SmallCap Equity Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the SmallCap Equity Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	GAMCO WESTWOOD SMALLCAP EQUITY FUND Class AAA Shares, GAMCO Westwood SmallCap Equity Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		GAMCO WESTWOOD SMALLCAP EQUITY FUND Class AAA Shares, GAMCO Westwood SmallCap Equity Fund
Management Fees		1.00%
Distribution (Rule 12b-1) Expenses		0.25%
Other Expenses		0.44%
Total Annual Fund Operating Expenses		1.69%
Less Fee Waiver and Expense Reimbursement	[1]	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	1.50%
[1]	Teton Advisors, Inc. (the "Adviser") has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the SmallCap Equity Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.50%. The fee waiver and expense reimbursement arrangement will continue until at least January 31, 2013, and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the SmallCap Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the SmallCap Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the SmallCap Equity Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
GAMCO WESTWOOD SMALLCAP EQUITY FUND Class AAA Shares, GAMCO Westwood SmallCap Equity Fund	153	514	900	1,982

Portfolio Turnover
The SmallCap Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the SmallCap Equity Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the SmallCap Equity Fund’s performance. During the most recent fiscal year, the SmallCap Equity Fund’s portfolio turnover rate was 52% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the SmallCap Equity Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in a portfolio of common stocks of smaller companies. The Adviser characterizes small capitalization companies as those companies with a market capitalization (defined as shares outstanding times current market price) between $100 million and $2.5 billion at the time of the SmallCap Equity Fund’s initial investment. The Adviser may change this characterization at any time in the future based upon the market capitalizations of the securities included in the Russell 2000® Index. The Adviser closely monitors the issuers and will sell a stock if the stock achieves its price objective and has limited further potential for price increase, the forecasted price/earnings ratio exceeds the future forecasted growth rate, and/or the issuer suffers a negative change in its fundamental outlook.

The SmallCap Equity Fund may also invest up to 25% of its total assets in foreign equity securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”). The SmallCap Equity Fund may also invest in foreign debt securities.

Principal Risks

You May Want to Invest in the Fund if:

  you are a long-term investor
  you seek growth of capital
  you seek investments in small capitalization growth stocks as part of your overall investment strategy

The SmallCap Equity Fund’s share price will fluctuate with changes in the market value of the SmallCap Equity Fund’s portfolio securities. Your investment in the SmallCap Equity Fund is not guaranteed and you could lose some or all of the amount you invested in the SmallCap Equity Fund.

Investing in the SmallCap Equity Fund involves the following risks:

  Fund and Management Risk. If the SmallCap Equity Fund’s Adviser’s judgment in selecting securities is incorrect or if the market segment in which the SmallCap Equity Fund invests falls out of favor with investors, the SmallCap Equity Fund could underperform the stock market or its peers. The SmallCap Equity Fund could also fail to meet its investment objective. When you sell SmallCap Equity Fund shares, they may be worth less than what you paid for them.
  Equity Risk. The principal risk of investing in the SmallCap Equity Fund is equity risk. Equity risk is the risk that the prices of the securities held by the SmallCap Equity Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Foreign Securities Risk. Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.
Foreign securities may be denominated in foreign currencies. Therefore, the value of the SmallCap Equity Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the SmallCap Equity Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the SmallCap Equity Fund may be exposed to currency risks over an extended period of time.
  Small- and Micro-Cap Company Risk. Although small-cap and micro-cap companies may offer greater potential for capital appreciation than larger companies, investing in securities of small-cap and micro-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap and micro-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and micro-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap and micro-cap company stock prices tend to rise and fall in value more than other stocks. The risks of investing in micro-cap stocks and companies are even greater than those of investing in small-cap companies.

Performance
The bar chart and table provide an indication of the risks of investing in the SmallCap Equity Fund by showing changes in the SmallCap Equity Fund’s performance from year to year, and by showing how the SmallCap Equity Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index. As with all mutual funds, the SmallCap Equity Fund’s past performance (before and after taxes) does not predict how the SmallCap Equity Fund will perform in the future. Updated information on the SmallCap Equity Fund’s results can be obtained by visiting www.gabelli.com.
GAMCO WESTWOOD SMALLCAP EQUITY FUND (Total returns for Class AAA Shares for the Years Ended December 31)

During the periods shown in the bar chart, the highest return for a quarter was 32.14% (quarter ended June 30, 2009) and the lowest return for a quarter was (32.94)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns GAMCO WESTWOOD SMALLCAP EQUITY FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes	Past One Year	Past Five Years	Past Ten Years
Return Before Taxes Class AAA Shares, GAMCO Westwood SmallCap Equity Fund	GAMCO Westwood SmallCap Equity Fund Class AAA Shares	Return Before Taxes		(5.92%)	1.80%	3.84%
Return After Taxes on Distributions Class AAA Shares, GAMCO Westwood SmallCap Equity Fund	GAMCO Westwood SmallCap Equity Fund Class AAA Shares	Return After Taxes on Distributions		(6.30%)	1.72%	3.78%
Return After Taxes on Distributions and Sale of Fund Shares Class AAA Shares, GAMCO Westwood SmallCap Equity Fund	GAMCO Westwood SmallCap Equity Fund Class AAA Shares	Return After Taxes on Distributions and Sale of Fund Shares		(3.40%)	1.53%	3.33%
Russell 2000 Index	Index	Russell 2000 Index	(reflects no deduction for fees, expenses or taxes)	(4.18%)	0.15%	5.62%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
GAMCO WESTWOOD INCOME FUND
GAMCO WESTWOOD INCOME FUND (the “Income Fund”)
Investment Objective
The Income Fund seeks to provide a high level of current income as well as long-term capital appreciation.
Fees and Expenses of the Income Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Income Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	GAMCO WESTWOOD INCOME FUND Class AAA Shares, GAMCO Westwood Income Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		GAMCO WESTWOOD INCOME FUND Class AAA Shares, GAMCO Westwood Income Fund
Management Fees		1.00%
Distribution (Rule 12b-1) Expenses		0.25%
Other Expenses		1.50%
Total Annual Fund Operating Expenses		2.75%
Less Fee Waiver and Expense Reimbursement	[1]	(0.75%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1][2]	2.00%
[1]	Teton Advisors, Inc. (the "Adviser") has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Income Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 2.00%. The fee waiver and expense reimbursement arrangement will continue until at least January 31, 2013 and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.
[2]	Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement do not correlate to the Ratio of Operating Expenses to Average Net Assets Net of Waivers/Reimbursements provided in the Financial Highlights section of the statutory prospectus, due to a change in the expense cap during the fiscal year.

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Income Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Income Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
GAMCO WESTWOOD INCOME FUND Class AAA Shares	203	782	1,388	3,026

Portfolio Turnover
The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Income Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Income Fund’s performance. During the most recent fiscal year, the Income Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Income Fund invests at least 80% of its net assets (which includes, for the purposes of this test, the amount of any borrowings for investment purposes) in dividend-paying and/or interest bearing equity and fixed income securities. The Income Fund’s investments may include dividend-paying common stocks, preferred stocks, convertible preferred stocks, selected debt instruments, publicly traded real estate investment trusts (“REITs”), master limited partnerships, royalty trusts, money market instruments, and other income-producing securities.

The Adviser invests in companies with strong and improving cash flows sufficient to support a healthy or rising level of income. It uses proprietary, fundamental research to find appropriate securities for purchase. Securities considered for purchase have:

  attractive fundamentals and valuations based on the Adviser’s internal research issuers with strong management teams and/or
  issuers with good balance sheet fundamentals

The Adviser will consider selling a security if fundamentals become unfavorable within the issuer’s internal operations or industry, there is limited growth opportunity, the issuer is at risk of losing its competitive edge, the issuer is serving markets with slowing growth, and/or the level of income produced becomes unattractive or unsustainable.

The Income Fund may also invest up to 25% of its total assets in foreign equity securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”). The Income Fund may also invest in foreign debt securities.

Principal Risks

You May Want to Invest in the Fund if:

  you are a long-term investor
  you seek a high level of current income as well as growth of capital

The Income Fund’s share price will fluctuate with changes in the market value of the Income Fund’s portfolio securities and changes in prevailing interest rates. Your investment in the Income Fund is not guaranteed and you could lose some or all of the amount you invested in the Income Fund.

Investing in the Income Fund involves the following risks:

  Fund and Management Risk. If the Income Fund’s Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Income Fund invests falls out of favor with investors, the Income Fund could underperform the stock market or its peers. The Income Fund could also fail to meet its investment objective. When you sell Income Fund shares, they may be worth less than what you paid for them.
  Foreign Securities Risk. Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.
Foreign securities may be denominated in foreign currencies. Therefore, the value of the Income Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the Income Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Income Fund may be exposed to currency risks over an extended period of time.
  Interest Rate Risk, Maturity Risk, and Credit Risk. When interest rates decline, the value of the portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the portfolio’s debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.

Performance
The bar chart and table provide an indication of the risks of investing in the Income Fund by showing changes in the Income Fund’s performance from year to year, and by showing how the Income Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index, as well as other relevant indices. The bar chart and table include the Income Fund’s performance achieved prior to the changes effected in 2005 to the Income Fund’s investment objective and policies. As a result, performance information prior to 2006 may not be indicative of the Income Fund’s performance under the revised objective and policies. As with all mutual funds, the Income Fund’s past performance (before and after taxes) does not predict how the Income Fund will perform in the future. Updated information on the Income Fund’s results can be obtained by visiting www.gabelli.com.
GAMCO WESTWOOD INCOME FUND (Total returns for Class AAA Shares for the Years Ended December 31)

During the periods shown in the bar chart, the highest return for a quarter was 14.90% (quarter ended June 30, 2009) and the lowest return for a quarter was (18.33)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns GAMCO WESTWOOD INCOME FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes	Past One Year	Past Five Years	Past Ten Years
Return Before Taxes Class AAA Shares, GAMCO Westwood Income Fund	GAMCO Westwood Income Fund Class AAA Shares	Return Before Taxes		2.57%	(0.95%)	7.29%
Return After Taxes on Distributions Class AAA Shares, GAMCO Westwood Income Fund	GAMCO Westwood Income Fund Class AAA Shares	Return After Taxes on Distributions		2.41%	(1.67%)	5.56%
Return After Taxes on Distributions and Sale of Fund Shares Class AAA Shares, GAMCO Westwood Income Fund	GAMCO Westwood Income Fund Class AAA Shares	Return After Taxes on Distributions and Sale of Fund Shares		1.88%	(1.07%)	5.95%
Lipper Equity Income Funds Average	Indexes	Lipper Equity Income Funds Average	(reflects no deduction for fees, expenses or taxes)	2.66%	(0.72%)	3.68%
S&P 500 Index	Indexes	S&P 500 Index	(reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
GAMCO WESTWOOD EQUITY FUND
GAMCO WESTWOOD EQUITY FUND (the “Equity Fund”)
Investment Objective
The Equity Fund seeks to provide capital appreciation. The Equity Fund’s secondary goal is to produce current income.
Fees and Expenses of the Equity Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Equity Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	GAMCO WESTWOOD EQUITY FUND Class AAA Shares, GAMCO Westwood Equity Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	none
Redemption Fee (as a percentage of amount redeemed)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	GAMCO WESTWOOD EQUITY FUND Class AAA Shares, GAMCO Westwood Equity Fund
Management Fees	1.00%
Distribution (Rule 12b-1) Expenses	0.25%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.52%

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
GAMCO WESTWOOD EQUITY FUND Class AAA Shares, GAMCO Westwood Equity Fund	155	480	829	1,813

Portfolio Turnover
The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Equity Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Equity Fund’s performance. During the most recent fiscal year, the Equity Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Equity Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in common stocks and securities which may be converted into common stocks. The Equity Fund invests in a portfolio of seasoned companies. Seasoned companies generally have market capitalizations of $1 billion or more and have been operating for at least three years.

In selecting securities, Westwood Management Corporation, the Equity Fund’s sub-adviser (the “Sub-Adviser”), maintains a list of securities of issuers which it believes have proven records and potential for above-average earnings growth. It considers purchasing a security on such list if the Sub-Adviser’s forecast for growth rates and earnings exceeds Wall Street expectations. The Sub-Adviser closely monitors the issuers and will sell a stock if the Sub-Adviser expects limited future price appreciation, there is a fundamental change that negatively impacts their growth assumptions, and/or the price of the stocks declines 15% in the first forty-five days held. The Equity Fund’s risk characteristics, such as beta (a measure of volatility), are generally expected to be less than those of the Standard & Poor’s 500 Index (the “S&P 500 Index”), the Equity Fund’s benchmark.

The Equity Fund may also invest up to 25% of its total assets in foreign equity securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”). The Equity Fund may also invest in foreign debt securities.

Principal Risks

You May Want to Invest in the Fund if:

  you are a long-term investor
  you seek growth of capital
  you seek a fund with a growth orientation as part of your overall investment plan

The Equity Fund’s share price will fluctuate with changes in the market value of the Equity Fund’s portfolio securities. Your investment in the Equity Fund is not guaranteed and you could lose some or all of the amount you invested in the Equity Fund.

Investing in the Equity Fund involves the following risks:

  Fund and Management Risk. If the Equity Fund’s Sub-Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Equity Fund invests falls out of favor with investors, the Equity Fund could underperform the stock market or its peers. The Equity Fund could also fail to meet its investment objectives. When you sell Equity Fund shares, they may be worth less than what you paid for them.
  Equity Risk. The principal risk of investing in the Equity Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Equity Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Foreign Securities Risk. Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.
Foreign securities may be denominated in foreign currencies. Therefore, the value of the Equity Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the Equity Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Equity Fund may be exposed to currency risks over an extended period of time.

Performance
The bar chart and table provide an indication of the risks of investing in the Equity Fund by showing changes in the Equity Fund’s performance from year to year, and by showing how the Equity Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index. As with all mutual funds, the Equity Fund’s past performance (before and after taxes) does not predict how the Equity Fund will perform in the future. Updated information on the Equity Fund’s results can be obtained by visiting www.gabelli.com.
GAMCO WESTWOOD EQUITY FUND (Total returns for Class AAA Shares for the Years Ended December 31)

During the periods shown in the bar chart, the highest return for a quarter was 13.65% (quarter ended June 30, 2003) and the lowest return for a quarter was (20.64)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns GAMCO WESTWOOD EQUITY FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Five Years	Past Ten Years
Return Before Taxes Class AAA Shares, GAMCO Westwood Equity Fund	GAMCO Westwood Equity Fund Class AAA Shares	Return Before Taxes		(1.49%)	(1.37%)	3.52%
Return After Taxes on Distributions Class AAA Shares, GAMCO Westwood Equity Fund	GAMCO Westwood Equity Fund Class AAA Shares	Return After Taxes on Distributions		(1.63%)	(1.96%)	2.88%
Return After Taxes on Distributions and Sale of Fund Shares Class AAA Shares, GAMCO Westwood Equity Fund	GAMCO Westwood Equity Fund Class AAA Shares	Return After Taxes on Distributions and Sale of Fund Shares		(0.79%)	(1.20%)	3.01%
S&P 500 Index	Index	S&P 500 Index	(reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
GAMCO WESTWOOD BALANCED FUND
GAMCO WESTWOOD BALANCED FUND (the “Balanced Fund”)
Investment Objective
The Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.
Fees and Expenses of the Balanced Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Balanced Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	GAMCO WESTWOOD BALANCED FUND CLASS AAA Shares, GAMCO Westwood Balanced Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	none
Redemption Fee (as a percentage of amount redeemed)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	GAMCO WESTWOOD BALANCED FUND CLASS AAA Shares, GAMCO Westwood Balanced Fund
Management Fees	0.75%
Distribution (Rule 12b-1) Expenses	0.25%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.22%

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Balanced Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Balanced Fund for the time indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Balanced Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
GAMCO WESTWOOD BALANCED FUND CLASS AAA Shares, GAMCO Westwood Balanced Fund	124	387	670	1,477

Portfolio Turnover
The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Balanced Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Balanced Fund’s performance. During the most recent fiscal year, the Balanced Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies

The Balanced Fund invests in a combination of equity and debt securities. The Balanced Fund is primarily equity-oriented, and uses a top-down approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. Westwood Management Corporation, the Balanced Fund’s sub-adviser (the “Sub-Adviser”) will typically invest 30% to 70% of the Balanced Fund’s assets in equity securities and 70% to 30% in debt securities, and the balance of the Balanced Fund’s assets in cash or cash equivalents. The actual mix of assets will vary depending on the Sub-Adviser’s analysis of market and economic conditions.

The Balanced Fund invests in stocks of seasoned companies. Seasoned companies generally have market capitalizations of $1 billion or more and have been operating for at least three years. The Sub-Adviser chooses stocks of seasoned companies with proven records and above-average earnings growth potential. The Sub-Adviser has disciplines in place that serve as sell signals such as a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Fund.

The debt securities held by the Balanced Fund are investment grade securities of corporate and government issuers and commercial paper and mortgage- and asset-backed securities. Investment grade debt securities are securities rated in one of the four highest ratings categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”). There are no restrictions on the maximum or minimum maturity of any individual security that the Balanced Fund may invest in.

The Balanced Fund may also invest up to 25% of its total assets in foreign equity securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”). The Balanced Fund may also invest in foreign debt securities.

Principal Risks

You May Want to Invest in the Fund if:

  you are a long-term investor
  you seek both growth of capital and current income
  you want participation in market growth with some emphasis on preserving assets in “down” markets

The Balanced Fund is subject to the risk that its allocations between equity and debt securities may underperform other allocations. The Balanced Fund’s share price will fluctuate with changes in the market value of the Balanced Fund’s portfolio securities. Your investment in the Balanced Fund is not guaranteed and you could lose some or all of the amount you invested in the Balanced Fund.

Investing in the Balanced Fund involves the following risks:

  Fund and Management Risk. If the Balanced Fund’s Sub-Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Balanced Fund invests falls out of favor with investors, the Balanced Fund could underperform the stock market or its peers. The Balanced Fund could also fail to meet its investment objective. When you sell Balanced Fund shares, they may be worth less than what you paid for them.
  Equity Risk. The principal risk of investing in the Balanced Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Balanced Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Foreign Securities Risk. Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.
Foreign securities may be denominated in foreign currencies. Therefore, the value of the Balanced Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the Balanced Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Balanced Fund may be exposed to currency risks over an extended period of time.
  Interest Rate Risk, Maturity Risk, and Credit Risk. When interest rates decline, the value of the portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the portfolio’s debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.
  Pre-Payment Risk. The Balanced Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Balanced Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Balanced Fund may be unable to recoup all of its initial investment and will suffer from having to invest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Balanced Fund’s income, total return, and share price.

Performance
The bar chart and table provide an indication of the risks of investing in the Balanced Fund by showing changes in the Balanced Fund’s performance from year to year, and by showing how the Balanced Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index and other relevant indices. As with all mutual funds, the Balanced Fund’s past performance (before and after taxes) does not predict how the Balanced Fund will perform in the future. Updated information on the Balanced Fund’s results can be obtained by visiting www.gabelli.com.
GAMCO WESTWOOD BALANCED FUND (Total returns for Class AAA Shares for the Years Ended December 31)

During the periods shown in the bar chart, the highest return for a quarter was 9.64% (quarter ended June 30, 2003) and the lowest return for a quarter was (11.20)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns GAMCO WESTWOOD BALANCED FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes	Past One Year	Past Five Years	Past Ten Years
Return Before Taxes CLASS AAA Shares, GAMCO Westwood Balanced Fund	GAMCO Westwood Balanced Fund Class AAA Shares	Return Before Taxes		1.21%	1.53%	4.37%
Return After Taxes on Distributions CLASS AAA Shares, GAMCO Westwood Balanced Fund	GAMCO Westwood Balanced Fund Class AAA Shares	Return After Taxes on Distributions		0.90%	0.86%	3.45%
Return After Taxes on Distributions and Sale of Fund Shares CLASS AAA Shares, GAMCO Westwood Balanced Fund	GAMCO Westwood Balanced Fund Class AAA Shares	Return After Taxes on Distributions and Sale of Fund Shares		1.09%	1.13%	3.52%
Barclays Capital Government/Credit Bond Index	Indexes	Barclays Capital Government/Credit Bond Index	(reflects no deduction for fees, expenses or taxes)	8.74%	6.55%	5.85%
S&P 500 Index	Indexes	S&P 500 Index	(reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
60% S&P 500 Index and 40% Barclays Capital Government/Credit Bond Index	Indexes	60% S&P 500 Index and 40% Barclays Capital Government/Credit Bond Index	(reflects no deduction for fees, expenses or taxes)	4.76%	2.47%	4.09%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
GAMCO WESTWOOD INTERMEDIATE BOND FUND
GAMCO WESTWOOD INTERMEDIATE BOND FUND (the “Intermediate Bond Fund”)
Investment Objective
The Intermediate Bond Fund seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity.
Fees and Expenses of the Intermediate Bond Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Intermediate Bond Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	GAMCO WESTWOOD INTERMEDIATE BOND FUND Class AAA Shares, GAMCO Westwood Intermediate Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	none
Redemption Fee (as a percentage of amount redeemed)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		GAMCO WESTWOOD INTERMEDIATE BOND FUND Class AAA Shares, GAMCO Westwood Intermediate Bond Fund
Management Fees		0.60%
Distribution (Rule 12b-1) Expenses		0.25%
Other Expenses		0.54%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.40%
Less Fee Waiver and Expense Reimbursement	[2]	(0.40%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	1.00%
[1]	Please note that Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the table above does not correlate to the ratio of Operating Expenses Net of Waivers/Reimbursements to Average Net Assets found in the "Financial Highlights" section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Teton Advisors, Inc. (the "Adviser") has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Intermediate Bond Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.00%. The fee waiver and expense reimbursement arrangement will continue until at least January 31, 2013, and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Intermediate Bond Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Intermediate Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Intermediate Bond Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
GAMCO WESTWOOD INTERMEDIATE BOND FUND Class AAA Shares, GAMCO Westwood Intermediate Bond Fund	102	404	728	1,645

Portfolio Turnover
The Intermediate Bond Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Intermediate Bond Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Intermediate Bond Fund’s performance. During the most recent fiscal year, the Intermediate Bond Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions the Intermediate Bond Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in bonds of various types and with various maturities. The Intermediate Bond Fund focuses on investment grade bonds of domestic corporations and governments. Investment grade debt securities are securities rated in the four highest ratings categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”).

Although there are no restrictions on the maximum or minimum maturity of any individual security that the Intermediate Bond Fund may invest in, generally the Intermediate Bond Fund will have a dollar weighted average maturity of three to ten years. The Intermediate Bond Fund may also invest in other types of investment grade debt securities, including debentures, notes, convertible debt securities, municipal securities, mortgage-related securities, and certain collateralized and asset-backed securities. The Intermediate Bond Fund will seek to maintain an average rating of AA or better by Standard & Poor’s Ratings Services, a division of McGraw-Hill Companies, (“Standard & Poor’s”), or comparable quality for the securities in its portfolio.

In selecting securities for the Intermediate Bond Fund, the Westwood Management Corporation, the Intermediate Bond Fund’s sub-adviser (the “Sub-Adviser”) focuses both on the fundamentals of particular issuers and yield curve positioning. The Sub-Adviser seeks to earn risk-adjusted returns superior to those of the Barclays Capital Government/Credit Bond Index over time. The Sub-Adviser invests 80% to 100% of the Fund’s assets in debt securities and the remainder in cash or cash equivalents. The Sub-Adviser has disciplines in place that serve as sell signals such as a change to a company’s fundamentals that make the risk/reward profile unattractive or a need to improve the overall risk/reward profile of the Fund.

Principal Risks
You May Want to Invest in the Fund if:
  you are seeking current income consistent with the maintenance of principal and liquidity you are conservative in your investment approach
  you are seeking exposure to investment grade bonds as part of your overall investment strategy

The Intermediate Bond Fund’s share price will fluctuate with changes in prevailing interest rates and the market value of the Intermediate Bond Fund’s portfolio securities. Your investment in the Intermediate Bond Fund is not guaranteed and you could lose some or all of the amount you invested in the Intermediate Bond Fund.

Investing in the Intermediate Bond Fund involves the following risks:

  Fund and Management Risk. If the Intermediate Bond Fund’s Sub-Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Intermediate Bond Fund invests falls out of favor with investors, the Intermediate Bond Fund could underperform the stock market or its peers. The Intermediate Bond Fund could also fail to meet its investment objective. When you sell Intermediate Bond Fund shares, they may be worth less than what you paid for them.
  Interest Rate Risk, Maturity Risk, and Credit Risk. When interest rates decline, the value of the portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the portfolio’s debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.
  Pre-Payment Risk. The Intermediate Bond Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Intermediate Bond Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Intermediate Bond Fund may be unable to recoup all of its initial investment and will suffer from having to invest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Intermediate Bond Fund’s income, total return, and share price.

Performance
The bar chart and table provide an indication of the risks of investing in the Intermediate Bond Fund by showing changes in the Intermediate Bond Fund’s performance from year to year, and by showing how the Intermediate Bond Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index. As with all mutual funds, the Intermediate Bond Fund’s past performance (before and after taxes) does not predict how the Intermediate Bond Fund will perform in the future. Updated information on the Intermediate Bond Fund’s results can be obtained by visiting www.gabelli.com.
GAMCO WESTWOOD INTERMEDIATE BOND FUND (Total returns for Class AAA Shares for the Years Ended December 31)

During the periods shown in the bar chart, the highest return for a quarter was 5.58% (quarter ended September 30, 2002) and the lowest return for a quarter was (2.64)% (quarter ended June 30, 2004).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns GAMCO WESTWOOD INTERMEDIATE BOND FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes	Past One Year	Past Five Years	Past Ten Years
Return Before Taxes Class AAA Shares, GAMCO Westwood Intermediate Bond Fund	GAMCO Westwood Intermediate Bond Fund Class AAA Shares	Return Before Taxes		5.17%	5.08%	4.46%
Return After Taxes on Distributions Class AAA Shares, GAMCO Westwood Intermediate Bond Fund	GAMCO Westwood Intermediate Bond Fund Class AAA Shares	Return After Taxes on Distributions		4.27%	4.04%	3.32%
Return After Taxes on Distributions and Sale of Fund Shares Class AAA Shares, GAMCO Westwood Intermediate Bond Fund	GAMCO Westwood Intermediate Bond Fund Class AAA Shares	Return After Taxes on Distributions and Sale of Fund Shares		3.48%	3.77%	3.17%
Summary, The GAMCO Westwood Funds - Class AAA Shares Barclays Capital Government/Credit Bond Index	Index	Barclays Capital Government/Credit Bond Index	(reflects no deduction for fees, expenses or taxes)	8.74%	6.55%	5.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).